CASH AND CASH EQUIVALENTS (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Jun. 30, 2015
Reconciliation of cash and cash equivalents
Cash at bank and on hand	$ 5,487,035	$ 10,988,255		$ 11,179,687
Total cash and cash equivalents	5,487,035	10,988,255		11,179,687	$ 18,341,357
Reconciliation of loss for the year after income tax to net cash flows used in operating activities is as follows:
Loss for the year after income tax	(5,463,872)	(8,403,826)		(8,458,965)
Adjust for non-cash items
Amortization and depreciation expenses	303,749	371,611		390,074
Impairment of intangible assets		544,694
Share-based payments expense	129,635	120,287		50,239
Non-cash rental income			$ (58,002)	(58,002)
Net (profit) / loss on disposal of plant and equipment		(52,188)		(7,132)
Net (gains) / losses on liquidation of subsidiary	(527,049)
Net foreign exchange (gains) / losses	(128,360)	175,038		412,579
Adjust for changes in assets and liabilities
(Increase) / decrease in trade and other receivables	124,889	204,501		84,178
(Increase) / decrease in prepayments and other assets	14,843	103,488		189,178
Increase / (decrease) in trade and other payables	47,027	60,120		(342,273)
Increase / (decrease) in provisions	(122,177)	62,636		13,286
Net cash flows from / (used in) operating activities	(5,621,315)	(6,813,639)		(7,726,838)
Financing facilities available
Total facilities - Credit cards	183,770	306,128		311,269
Facilities used as at reporting date - Credit cards	(12,031)	(12,428)		(32,051)
Facilities unused as at reporting date - Credit cards	$ 171,739	$ 293,700		$ 279,218